Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	140,455,584.03	16,343
Yield Supplement Overcollateralization Amount 06/30/18	2,032,060.55	0
Receivables Balance 06/30/18	142,487,644.58	16,343
Principal Payments	9,138,930.46	415
Defaulted Receivables	272,094.99	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	1,812,711.06	0
Pool Balance at 07/31/18	131,263,908.07	15,906

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	12.52%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.78%
Weighted Average APR, Yield Adjusted	5.33%
Weighted Average Remaining Term	23.40

Delinquent Receivables:
Past Due 31-60 days	3,315,225.90	269
Past Due 61-90 days	997,521.81	83
Past Due 91-120 days	87,120.91	8
Past Due 121+ days	0.00	0
Total	4,399,868.62	360

Total 31+ Delinquent as % Ending Pool Balance	3.35%

Recoveries	216,510.46

Aggregate Net Losses/(Gains) - July 2018	55,584.53

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.47%
Prior Net Losses Ratio	0.49%
Second Prior Net Losses Ratio	0.37%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.64%

Flow of Funds	$ Amount

Collections	9,806,736.76
Advances	(1,416.66)
Investment Earnings on Cash Accounts	17,926.76
Servicing Fee	(118,739.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,704,507.16

Distributions of Available Funds
(1) Class A Interest	152,553.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,191,675.96
(7) Distribution to Certificateholders	326,590.99
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,704,507.16

Servicing Fee	118,739.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 07/16/18	130,344,693.31
Principal Paid	9,191,675.96
Note Balance @ 08/15/18	121,153,017.35

Class A-1
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2a
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2b
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-3
Note Balance @ 07/16/18	2,014,693.31
Principal Paid	2,014,693.31
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-4
Note Balance @ 07/16/18	107,600,000.00
Principal Paid	7,176,982.65
Note Balance @ 08/15/18	100,423,017.35
Note Factor @ 08/15/18	93.3299418%

Class B
Note Balance @ 07/16/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	20,730,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	186,240.21
Total Principal Paid	9,191,675.96
Total Paid	9,377,916.17

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.07163%
Coupon	2.30163%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	1,913.96
Principal Paid	2,014,693.31
Total Paid to A-3 Holders	2,016,607.27

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	7,176,982.65
Total Paid to A-4 Holders	7,327,622.65

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1884393
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3002094
Total Distribution Amount	9.4886487

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0054067
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	5.6912240
Total A-3 Distribution Amount	5.6966307

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	66.7005822
Total A-4 Distribution Amount	68.1005822

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/18	36,517.40
Balance as of 07/31/18	35,100.74
Change	(1,416.66)

Reserve Account
Balance as of 07/16/18	2,527,722.68
Investment Earnings	3,956.14
Investment Earnings Paid	(3,956.14)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68